FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivative
Notional Amount		$ 637,200
Foreign currency transaction loss	$ 900		$ 700
Net foreign exchange gain		1,100
Cash collateral provided	$ 182,261	172,444
Number of customers accounting for all of revenues | customer	9
Interest Rate Swap
Derivative
Initial fixed collateral amount	$ 2,500
Cash collateral provided	14,810	6,480
Interest Rate Swap
Derivative
Derivative, notional amount, maturity	146,600
Notional Amount	$ 1,557,834	1,783,325
Existing Interest Rate Swaps
Derivative
Notional amount, restructured		100,000
Terminated Interest Rate Swaps
Derivative
Notional amount, terminated		$ 122,500